Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.533.7881

Commonwealth Annuity and Life Insurance Company a Goldman Sachs Company

SEMI-ANNUAL REPORTS – 5/31/2012 AND 4/30/2012

FOR CONTRACT HOLDERS OF:  COMMONWEALTH ANNUITY VARIABLE ANNUITY

September 25, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Subj:	Separate Accounts VA-D, E, and F
1940 Act Registration Number: 811-2846
1933 Act Registration Numbers: 2-62002
CIK: 0000200026
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Accounts VA-D, E, and F, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual reports for the underlying management investment companies. This filing constitutes the filing of this report as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, was filed with the Commission via EDGAR on the dates indicated below and is incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Columbia Funds Series Trust I	773757	August 2, 2012 June 18, 2012 August 2, 2012

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 * Southborough, MA 01772